Property and Equipment - Changes in Carrying Value of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 49,257
Capital work-in-progress	15,965	$ 3,073
Ending balance	62,437	49,257
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	253,295	249,837
On acquisitions	1,180	445
Additions	23,376	18,763
Disposals/retirements	(9,158)	(5,756)
Translation adjustments	(17,784)	(9,994)
Ending balance	250,909	253,295
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	207,111	198,812
Depreciation	21,287	21,790
Disposals/retirements	(9,050)	(5,649)
Translation adjustments	(14,911)	(7,842)
Ending balance	204,437	207,111
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	2,686
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,591	9,733
Translation adjustments	(302)	(142)
Ending balance	9,289	9,591
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,338	5,945
Depreciation	469	483
Translation adjustments	(204)	(90)
Ending balance	6,603	6,338
Computers and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	18,133
Computers and software [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87,574	78,850
On acquisitions	517	217
Additions	10,902	13,966
Disposals/retirements	(5,417)	(1,901)
Translation adjustments	(6,354)	(3,558)
Ending balance	87,222	87,574
Computers and software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,574	65,421
Depreciation	9,915	8,771
Disposals/retirements	(5,322)	(1,864)
Translation adjustments	(5,078)	(2,754)
Ending balance	69,089	69,574
Furniture, fixtures and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	12,648
Furniture, fixtures and office equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	82,642	84,335
On acquisitions	261	102
Additions	6,736	2,449
Disposals/retirements	(3,265)	(1,016)
Translation adjustments	(5,788)	(3,228)
Ending balance	80,586	82,642
Furniture, fixtures and office equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	70,966	68,141
Depreciation	5,246	6,412
Disposals/retirements	(3,252)	(988)
Translation adjustments	(5,022)	(2,599)
Ending balance	67,938	70,966
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	73
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	784	876
On acquisitions	104	10
Disposals/retirements	0	(74)
Translation adjustments	(71)	(28)
Ending balance	817	784
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	764	737
Depreciation	46	120
Disposals/retirements	0	(70)
Translation adjustments	(66)	(23)
Ending balance	744	764
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	12,932
Leasehold improvements [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	72,704	76,043
On acquisitions	298	116
Additions	5,738	2,348
Disposals/retirements	(476)	(2,765)
Translation adjustments	(5,269)	(3,038)
Ending balance	72,995	72,704
Leasehold improvements [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,469	58,568
Depreciation	5,611	6,004
Disposals/retirements	(476)	(2,727)
Translation adjustments	(4,541)	(2,376)
Ending balance	$ 60,063	$ 59,469